Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operating activities
Income / (loss) for the period	€ (8,488)	€ (16,217)
Adjustments for the period:
Income taxes	4	1
Depreciation and amortisation	423	199
Net gain from disposal of leasehold improvements and equipment	(9)
Share based payments	1,167	937
Finance income / costs - net	(180)	(811)
Total	(7,083)	(15,891)
Change in trade and other receivables	228	88
Change in inventories	(70)	(26)
Change in other assets	(2,586)	(1,159)
Change in trade, other payables, provisions and contract liabilities	(9,484)	1,970
Cash used in operating activities	(18,995)	(15,018)
Interest received	188	58
Paid interest	(134)	(196)
Net cash used in operating activities	(18,941)	(15,156)
Cash flow from investing activities
Purchase of intangible assets	(142)	(26)
Purchase of leasehold improvements and equipment	(755)	(298)
Cash received from the sale of leasehold improvements and equipment		1
Cash paid for investments in financial assets	(35,262)
Cash received from maturity of financial assets	25,748
Net cash used for investing activities	(10,411)	(323)
Cash flow from financing activities
Proceeds from issue of common shares	13	25,042
Transaction costs related to issue of common shares		(1,686)
Proceeds from borrowings	562
Repayment of lease liabilities	(206)
Repayment of borrowings	(1,649)	(1,500)
Cash flow from financing activities	(1,280)	21,856
Exchange-rate related changes of cash and cash equivalents	(210)	1,198
Net changes to cash and cash equivalents	(30,632)	6,377
Cash and cash equivalents at the beginning of the period	94,829	39,837
Cash and cash equivalents at the end of the period	€ 63,987	€ 47,412